Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2020	2019
Long-term financial investments measured at FVOCI	28	31
Long-term financial investments measured at FVPL	12	28
Long-term receivables from customers	117	136
Minimum lease payments from finance lease agreements	39	78
Long-term loans, advances, and security deposits	22	34
Total financial assets	218	307
The below table provides detail related to financial instruments as of December 31, 2020 and 2019.

($ millions)	Note	2020	2019
Cash and cash equivalents
Cash in current accounts		262	392
Cash held in time deposits and money market funds		1,295	430
Total Cash and cash equivalents		1,557	822
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	28	31
Total financial assets - measured at FVOCI		28	31
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,361	1,390
Income tax receivables		21	17
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	296	379
Long-term receivables from customers	12	117	136
Non-current minimum lease payments from finance lease agreements	12	39	78
Long-term loans, advances, and security deposits	12	22	34
Total financial assets - measured at amortized costs		1,856	2,034
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	12	137	122
Current portion of long-term financial investments	15	12	33
Derivative financial instruments	15	3	1
Long-term financial investments	12	12	28
Total financial assets - measured at FVPL		164	184
Total financial assets		3,605	3,071
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	162	245
Lease liabilities	16	70	61
Trade payables		876	833
Total current financial liabilities - measured at amortized cost or cost		1,108	1,139
Non-current financial liabilities
Financial debts	17	3,949	3,218
Lease liabilities	16	315	280
Total non-current financial liabilities - measured at amortized cost or cost		4,264	3,498
Total financial liabilities - measured at amortized cost or cost		5,372	4,637
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	157	243
Derivative financial instruments	17	7	16
Total financial liabilities - measured at FVPL		164	259
Total financial liabilities		5,536	4,896
Net financial assets and financial liabilities		(1,931)	(1,825)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020 and a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of financial liabilities
The below table provides detail related to financial instruments as of December 31, 2020 and 2019.

($ millions)	Note	2020	2019
Cash and cash equivalents
Cash in current accounts		262	392
Cash held in time deposits and money market funds		1,295	430
Total Cash and cash equivalents		1,557	822
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	28	31
Total financial assets - measured at FVOCI		28	31
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,361	1,390
Income tax receivables		21	17
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	296	379
Long-term receivables from customers	12	117	136
Non-current minimum lease payments from finance lease agreements	12	39	78
Long-term loans, advances, and security deposits	12	22	34
Total financial assets - measured at amortized costs		1,856	2,034
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	12	137	122
Current portion of long-term financial investments	15	12	33
Derivative financial instruments	15	3	1
Long-term financial investments	12	12	28
Total financial assets - measured at FVPL		164	184
Total financial assets		3,605	3,071
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	162	245
Lease liabilities	16	70	61
Trade payables		876	833
Total current financial liabilities - measured at amortized cost or cost		1,108	1,139
Non-current financial liabilities
Financial debts	17	3,949	3,218
Lease liabilities	16	315	280
Total non-current financial liabilities - measured at amortized cost or cost		4,264	3,498
Total financial liabilities - measured at amortized cost or cost		5,372	4,637
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	157	243
Derivative financial instruments	17	7	16
Total financial liabilities - measured at FVPL		164	259
Total financial liabilities		5,536	4,896
Net financial assets and financial liabilities		(1,931)	(1,825)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020 and a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of assets
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2020 and 2019.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances, and security deposits	—	—	—	22	22
Total non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Total current financial assets	625	3	12	296	936
Total financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Total financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2020	2019	2020	2019
Balance as of January 1	31	19	61	98
Additions	7	17	2	34
Sales	—	—	—	(7)
(Losses) recognized in consolidated statement of comprehensive loss	(10)	(7)	—	—
Unrealized gains/(losses) in consolidated income statement	—	—	(5)	(3)
Amortization	—	—	(34)	(61)
Reclassification	—	2	—	—
Balance as of December 31	28	31	24	61

Disclosure of fair value measurement of liabilities
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2020 and 2019.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances, and security deposits	—	—	—	22	22
Total non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Total current financial assets	625	3	12	296	936
Total financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Total financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Contingent consideration liabilities
($ millions)	2020	2019
Balance as of January 1	(243)	(162)
Additions	—	(135)
Accretion for passage of time	(17)	(21)
Adjustments for changes in assumptions	63	75
Payments	40	—
Balance as of December 31	(157)	(243)